Financial Instruments - Summary of Changes in Foreign Currency Forward Exchange Contracts and Options Due to 10% Appreciation/Depreciation of Foreign Currency (Detail) - Derivative financial instruments risk management [Member] - Foreign currency forward exchange contracts and options [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Gain loss on hedging reserve due to ten percent depreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	₨ 95,506.1	$ 1,260.1	₨ 47,227.0	₨ 54,467.4
Gain loss on recognised in profit or loss due to ten percent depreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	(33,529.9)	(442.4)	(22,584.4)	(8,848.9)
Gain loss on hedging reserve due to ten percent appreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	(111,364.2)	(1,469.3)	(54,535.1)	(53,930.9)
Gain loss recognised in profit or loss due to ten percent appreciation of foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
10% appreciation of foreign currency	₨ 48,574.9	$ 640.9	₨ 29,797.7	₨ 10,651.7